Lease Liabilities - Business segmentations (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Lease liabilities
Lease liabilities	R 17,719	R 7,770	R 7,624
Mining
Lease liabilities
Lease liabilities	11
Exploration and Production International
Lease liabilities
Lease liabilities	944
Energy
Lease liabilities
Lease liabilities	2,329	3,808
Base Chemicals
Lease liabilities
Lease liabilities	5,308	2,888
Performance Chemicals
Lease liabilities
Lease liabilities	5,543	1,071
Group Functions
Lease liabilities
Lease liabilities	R 3,584	R 3